Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings - 12 months ended Dec. 31, 2023 - Notes Payable to Banks [Member]	USD ($)	CNY (¥)
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Repayment Amount	$ 5,915,576	¥ 42,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.95%	3.95%
Repayment Date	Jan. 29, 2024	Jan. 29, 2024
Collateral/Security	Yada, Yongjun Liu	Yada, Yongjun Liu
Repayment Amount	$ 704,235	¥ 5,000,000
Bank of China [Member]
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.50%	3.50%
Repayment Date	Jan. 25, 2024	Jan. 25, 2024
Collateral/Security	Yongjun Liu, Yin Liu	Yongjun Liu, Yin Liu
Repayment Amount	$ 1,408,471	¥ 10,000,000
Bank of Communication [Member]
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.50%	3.50%
Repayment Date	Apr. 12, 2024	Apr. 12, 2024
Collateral/Security	Yongjun Liu, Yin Liu, Properties of Huada	Yongjun Liu, Yin Liu, Properties of Huada
Repayment Amount	$ 704,235	¥ 5,000,000
Bank of Communication [Member]
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.50%	3.50%
Repayment Date	Apr. 16, 2024	Apr. 16, 2024
Collateral/Security	N/A	N/A
Repayment Amount	$ 563,389	¥ 4,000,000
Agricultural Bank of China [Member]
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.15%	3.15%
Repayment Date	Apr. 19, 2024	Apr. 19, 2024
Collateral/Security	Yongjun Liu, Yin Liu, Properties of Huadong	Yongjun Liu, Yin Liu, Properties of Huadong
Repayment Amount	$ 1,267,623	¥ 9,000,000
Industrial and Commercial Bank of China [Member]
Subsequent Events (Details) - Schedule of Repayments on Bank Borrowings [Line Items]
Company	Yada	Yada
Rate	3.45%	3.45%
Repayment Date	Feb. 01, 2024	Feb. 01, 2024
Collateral/Security	Properties of Yada	Properties of Yada
Repayment Amount	$ 1,267,623	¥ 9,000,000